Rights of use of assets and lease liabilities (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Rights of use of assets and lease liabilities
Balance at the period beginning	$ 69,622	$ 54,433
Addition	31,731	31,331
Disposals	(70)	(11)
Depreciation charges	(18,330)	(23,591)
Currency translation adjustment	(6,465)	3,073
Valorization	3,497	4,387
Balance at the period ending	$ 79,985	$ 69,622